BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

The bank loans as of December 31, 2023 and June 30, 2024 are set out below:

Bank loans	Currency	Period	Interest rate	Third party guarantee	Director’s personal guarantee	Carrying amount
					SGD’000	SGD’000
Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		7,841
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		140
December 31, 2023					3,430	7,981

Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		8,715
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		113
June 30, 2024					3,430	8,828

SCHEDULE OF MATURITIES OF BANK LOANS

Bank loans	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	SGD’000
Secured floating rate bank loans	7,841	4,218	180	180	180	180	2,903
	140	23	23	23	23	23	25
December 31, 2023	7,981	4,241	203	203	203	203	2,928

	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
Secured floating rate bank loans	8,715	5,180	180	180	180	180	2,815
	113	24	24	24	24	17	-
June 30, 2024	8,828	5,204	204	204	204	197	2,815